Supplement to the Prospectus dated March 1, 2013
of
Credit Suisse Commodity ACCESS Strategy Fund
Credit Suisse Commodity Return Strategy Fund
Credit Suisse Floating Rate High Income Fund
Credit Suisse Strategic Income Fund
Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund

The following information supersedes certain information in the Funds' Class A, C and I Statutory Prospectus (the "Prospectus"), effective February 1, 2014.

The row entitled "Redemption or exchange fees" under "Shareholder fees" in the fee table in each Fund's Summary section is deleted

The following sentence replaces the first sentence on page 87 in the section entitled "Choosing a Class of Shares – Class I":

With respect to employees of Credit Suisse or its affiliates, the minimum initial investment for Class I shares is $2,500.

The section entitled "Buying and Selling Shares – Redemption Fee" is deleted.

The last sentence in the section entitled "Selling Shares – Recently Purchased Shares" is deleted.

The following sentence replaces the third sentence in the section entitled "Selling Shares – Low-Balance Accounts":

For Class I shareholders of the Commodity ACCESS Strategy Fund, the Strategic Income Fund, the Managed Futures Strategy Fund and the Multialternative Strategy Fund, the minimum account balance requirement is $100,000 (or $2,500 for employees of Credit Suisse or its affiliates).

The third paragraph in the section entitled "Other Policies – Frequent Purchases and Sales of Fund Shares" is deleted.

The following paragraph is added to the categories of shareholders and transactions under the section entitled "Other Shareholder Information – Class A Shares – The Initial Sales Charge is Waived for the Following Shareholders or Transactions":

(8) for financial intermediaries who have entered into an agreement with the fund's distributor to offer shares to self-directed investment brokerage accounts that may or may not charge a transaction fee to its customers.

Shareholders should retain this supplement for future reference.

Dated: December 26, 2013	CS-PRO-16-1213 2013-007

Supplement to the Statement of Additional Information dated March 1, 2013 of
Credit Suisse Commodity ACCESS Strategy Fund
Credit Suisse Commodity Return Strategy Fund
Credit Suisse Floating Rate High Income Fund
Credit Suisse Strategic Income Fund
Credit Suisse Managed Futures Strategy Fund
Credit Suisse Multialternative Strategy Fund

The following information supersedes certain information in the Funds' Statement of Additional Information, effective February 1, 2014.

The section entitled "Additional Purchase and Redemption Information – Redemption Fee" is deleted.

The following sentence replaces the last sentence in the section entitled "Exchange Privilege":

With respect to employees of Credit Suisse or its affiliates, the minimum initial investment for Class I shares is $2,500.

Shareholders should retain this supplement for future reference.

Dated: December 26, 2013